Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net profit or loss	$ 2,348	$ (1,312)	$ 2,228
Weighted average number of shares outstanding	392,088,496	391,722,944	392,719,453
Basic earnings per share	$ 5.99	$ (3.35)	$ 5.67
Diluted earnings per share	$ 5.99	$ (3.35)	$ 5.67